Commission and Fee Income - Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commissions and Fee Income [Abstract]
Performance fee revenue recognized prior to receipt of actual distribution	€ 165	€ 0
Disclosure of performance obligations [line items]
Balance of receivables from commission and fee income	1,100	831
Balance of contract liabilities associated to commission and fee income	73	84
Not later than one year and later than four years
Disclosure of performance obligations [line items]
Unsatisfied performance obligations	€ 173	€ 250